Provisions - Maximum exposure to credit risk - Performance guarantees (Details) - Performance guarantees - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Maximum exposure to credit risk	$ 2,232,682	$ 2,220,828
Normal
Contingencies and Commitments
Maximum exposure to credit risk	2,221,484	2,209,665
Substandard
Contingencies and Commitments
Maximum exposure to credit risk	7,586	9,157
Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	3,612	$ 2,006
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	1,685,980
12-month expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	1,685,980
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	54,523
12-month expected credit losses | Financial instruments not credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	54,523
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	485,075
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	477,489
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual | Substandard
Contingencies and Commitments
Maximum exposure to credit risk	7,586
Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	3,544
Lifetime expected credit losses | Financial instruments not credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	3,470
Lifetime expected credit losses | Financial instruments not credit-impaired | Group | Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	74
Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	2,310
Lifetime expected credit losses | Financial instruments credit-impaired | Individual | Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	2,310
Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	1,250
Lifetime expected credit losses | Financial instruments credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	22
Lifetime expected credit losses | Financial instruments credit-impaired | Group | Non-complying
Contingencies and Commitments
Maximum exposure to credit risk	$ 1,228